UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09473

Nuveen New York Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Income Fund
	(formerly known as Nuveen Insured New York Dividend Advantage Municipal Fund) (NKO)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.4% (1.7% of Total Investments)
$ 1,405	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/12 at 100.00	A3	$ 1,291,125
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	A1	958,980
	5.750%, 6/01/33
715	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	674,238
	Series 2002, 5.375%, 5/15/33
3,120	Total Consumer Staples			2,924,343
	Education and Civic Organizations – 25.2% (17.7% of Total Investments)
395	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	413,447
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A–	4,361,800
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/12 at 100.00	BBB	1,283,725
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,067,350
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
140	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	146,514
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
920	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	965,494
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	245,616
	5.000%, 7/01/37 – FGIC Insured
580	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,	5/21 at 100.00	AA–	648,092
	Series 2011, 5.750%, 11/01/40 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,022,700
	Series 2009, 5.250%, 7/01/29
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	4,104,620
	1998A, 6.000%, 7/01/18 – NPFG Insured
330	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	353,473
	5.000%, 7/01/32 – AMBAC Insured
510	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	566,141
	University, Tender Option Bond Trust 3127, 13.205%, 1/01/14 – AMBAC Insured (IF)
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AA–	329,289
	Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	890,520
1,060	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	919,995
885	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	1,021,865
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	400,637
2,210	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	2,215,768
1,920	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,776,192
1,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	1,604,850
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art,	7/12 at 100.00	Aa2	4,069,200
	Series 2001D, 5.125%, 7/01/31 – AMBAC Insured
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,067,570
	American Art, Series 2011, 5.000%, 7/01/31
1,000	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	Aa3	1,078,430
	5.250%, 7/01/36 – AGM Insured
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	357,343
	Series 2010A, 5.125%, 9/01/40
29,325	Total Education and Civic Organizations			30,910,631
	Health Care – 11.1% (7.8% of Total Investments)
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	N/R	1,428,756
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
760	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	819,531
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
425	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	435,162
	Hospital, Series 2004, 5.000%, 8/01/33 – FGIC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,641,645
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,540	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA–	1,646,399
	2007B, 5.250%, 7/01/27 – AGC Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	Aa2	1,814,510
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
870	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	944,194
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	612,342
	Hospital, Series 2003B, 5.500%, 7/01/23
700	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA–	716,632
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,559,295
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,040,340
850	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	928,668
	2010-C2, 6.125%, 11/01/37
12,870	Total Health Care			13,587,474
	Housing/Multifamily – 5.2% (3.6% of Total Investments)
1,000	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA–	1,008,410
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
180	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	Aaa	179,037
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,735,137
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,392,339
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	1,015,200
	11/01/37 (Alternative Minimum Tax)
6,280	Total Housing/Multifamily			6,330,123
	Long-Term Care – 2.5% (1.8% of Total Investments)
510	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	544,231
	Westchester Project, Series 2006, 5.200%, 2/15/41
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
960	5.250%, 2/01/22	8/12 at 101.00	AA+	990,835
1,500	5.400%, 2/01/34	8/12 at 101.00	AA+	1,546,500
2,970	Total Long-Term Care			3,081,566
	Tax Obligation/General – 4.2% (3.0% of Total Investments)
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding	4/12 at 101.00	Aa3	1,267,255
	Bonds, Series 2002A, 5.375%, 4/01/17 – AGM Insured
200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	222,010
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AA	598,889
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
1,700	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	1,866,073
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,209,714
4,765	Total Tax Obligation/General			5,163,941
	Tax Obligation/Limited – 50.2% (35.2% of Total Investments)
190	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	1/12 at 100.00	N/R	190,610
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	3,083,370
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	177,118
	2005F, 5.000%, 3/15/21 – AGM Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District Project, Series 2008A:
590	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA–	669,302
190	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA–	215,190
2,485	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA–	2,767,023
	City School District, 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
1,850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	AA–	1,890,016
	2011A, 5.000%, 2/15/47 – AGM Insured
4,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	4,782,134
	2/15/47 – FGIC Insured
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA	2,363,280
	5.250%, 11/15/25 – AGM Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	4,070,960
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/13 at 100.00	AAA	1,076,730
	2003A, 5.000%, 11/15/18 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,732,418
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,139,882
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	323,511
3,950	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	4,252,886
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,698,900
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/12 at 100.00	AAA	5,070
	Series 2002B, 5.250%, 5/01/16 – NPFG Insured
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,130	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	5,875,902
1,000	5.750%, 4/01/41	4/21 at 100.00	AA–	1,131,270
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds,
	Tender Option Bonds Trust 3095:
165	13.423%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	193,461
140	13.409%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	157,751
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,357,428
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	559,765
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,013,088
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,059,520
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	797,280
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA–	10,364,026
	Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	308,962
	2010C, 5.125%, 8/01/42 – AGM Insured
7,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,254,900
	8/01/41 – NPFG Insured
1,225	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	1,048,906
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
62,540	Total Tax Obligation/Limited			61,560,659
	Transportation – 14.8% (10.4% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	2,126,420
	5.000%, 11/15/25 – AGM Insured
300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	AA–	324,693
	4.750%, 11/15/27 – NPFG Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,061,480
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	4,115,800
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,283,775
	Series 2002F, 5.000%, 11/15/31 – NPFG Insured
740	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	754,704
	Series 2011, 5.000%, 11/15/44
315	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	353,323
	1/01/25 – FGIC Insured
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	A+	943,568
	AMBAC Insured
350	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	379,418
	AGM Insured (UB)
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/12 at 100.00	BBB	83,629
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty	5/18 at 100.00	Aa2	2,184,520
	Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	Aa2	563,385
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,065,970
345	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	364,310
390	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	499,028
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa3	982,745
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured
16,920	Total Transportation			18,086,768
	U.S. Guaranteed – 10.7% (7.5% of Total Investments) (4)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 (Pre-refunded 11/15/12) – NPFG Insured	11/12 at 100.00	A1 (4)	1,556,901
2,375	5.375%, 11/15/20 (Pre-refunded 11/15/12) – NPFG Insured	11/12 at 100.00	A1 (4)	2,481,638
105	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	123,474
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AA– (4)	407,484
	City School District, Series 2003, 5.750%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	Aaa	694,595
	2002A, 5.500%, 2/15/17 (Pre-refunded 2/15/12) – AGM Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,029,490
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	547,965
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
3,250	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	AA (4)	3,283,540
	(Pre-refunded 3/15/12) – AGM Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
725	6.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	759,909
1,045	5.875%, 11/01/32 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	1,094,220
1,145	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24 (Pre-	7/12 at 100.00	Aaa	1,177,278
	refunded 7/15/12)
12,725	Total U.S. Guaranteed			13,156,494
	Utilities – 12.4% (8.7% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	3/12 at 100.00	AA–	5,008,750
	5.000%, 9/01/27 – AGM Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,866,736
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	1,402,089
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,674,315
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	257,628
	5.000%, 12/01/35 – CIFG Insured
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	5/12 at 100.00	A–	5,006,200
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
14,750	Total Utilities			15,215,718
	Water and Sewer – 3.7% (2.6% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	970,632
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
1,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	1,197,752
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	2,417,461
	6/01/28 – NPFG Insured
4,335	Total Water and Sewer			4,585,845
$ 170,600	Total Investments (cost $165,094,506) – 142.4%			174,603,562
	Floating Rate Obligations – (9.5)%			(11,620,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.8)% (5)			(50,000,000)
	Other Assets Less Liabilities – 7.9%			9,633,919
	Net Assets Applicable to Common Shares – 100%			$ 122,617,481

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

    Level 1 – Quoted prices in active markets for identical securities.

    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$174,603,562	$—	$174,603,562

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $153,346,413.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$10,311,948
Depreciation	(659,228)
Net unrealized appreciation (depreciation) of investments	$ 9,652,720

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Dividend Advantage Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012